Dreyfus Stock Funds

 -Dreyfus International Equity Fund (“DIEF”)

       -Dreyfus Small Cap Equity Fund ("DSCEF")

Incorporated herein by reference are revised version of the prospectuses for DIEF and DSCEF, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 3, 2012 (SEC Accession No. 0001199348-12-000006).